CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
REVENUE		$ 11,679,690	$ 5,037,793	$ 3,817,574
Cost of revenue		3,297,582	1,544,569	869,772
Business taxes and surcharges		90,011	108,230	67,008
Total cost of revenue		3,387,593	1,652,799	936,780
GROSS PROFIT		8,292,097	3,384,994	2,880,794
Selling expenses		62,811	61,587	485,594
General and administrative expenses		1,342,480	256,423	198,027
Total operating expenses		1,405,291	318,010	683,621
INCOME FROM OPERATIONS		6,886,806	3,066,984	2,197,173
OTHER INCOME (EXPENSES)
Interest income		158	174	58
Other income (expenses)		1,645	(2)	(141)
Total other income (expenses), net		1,803	172	(83)
INCOME BEFORE INCOME TAX PROVISION		6,888,609	3,067,156	2,197,090
PROVISION FOR INCOME TAXES		1,699,690	741,557	554,521
NET INCOME	[1]	5,188,919	2,325,599	1,642,569
Other comprehensive income (loss)		(64,021)	13,470	2,855
COMPREHENSIVE INCOME		$ 5,124,898	$ 2,339,069	$ 1,645,424
Earnings per common share - basic and diluted		$ 0.310	$ 0.132	$ 0.093
Weighted average shares - basic and diluted*	[1]	16,728,728.5356	17,605,633.8028	17,605,633.8028

[1]	Retrospectively restated for effect of reverse split.